LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow for finance leases	$ 789	$ 0
Operating cash flow for operating leases	72	0
Leased assets obtained in exchange for lease liabilities
Finance leases	646	0	$ 0
Operating leases	$ 2,788	$ 0